RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

The Company’s Chief Executive Officer (“CEO”), from time to time, provided advances to the Company for its working capital purposes. The CEO had advanced funds to the company totalling $45,793 and $50,211 as of June 30, 2021 and March 31, 2021, respectively. The funds advanced are unsecured, non-interest bearing, and due on demand.

On December 1, 2020, the Company entered into an employment agreement with its CEO for a three-year term, for an annual compensation of $150,000. On December 22, 2020, the Company issued 1,000,000 shares of its common stock to its CEO, valued at $1,000 as an inducement (sign-on bonus) to enter into the employment agreement (Note 8). The Company has recorded compensation expense of $37,500 and $0 for the three months ended June 30, 2021 and 2020, respectively. Compensation payable to the CEO was $87,500 and $50,000 as of June 30, 2021 and March 31, 2021, respectively.

The Company has recorded a total payable to the CEO of $133,293 and $100,211 as of June 30, 2021 and March 31, 2021, respectively.

NOTE 5 – RELATED PARTY TRANSACTIONS

The Company’s Chief Executive Officer (“CEO”), from time to time, provided advances to the Company for its working capital purposes. At March 31, 2021 and 2020, the Company had a payable to the CEO of $100,211 and $56,277, respectively. The funds advanced are unsecured, non-interest bearing, and due on demand.

On September 30, 2020, the CEO converted 8,000 shares of issued and outstanding Series A Preferred Stock of the Company into 8,000,000 shares of common stock pursuant to the conversion terms of its Certificate of Designation filed with the Secretary of State of Nevada (Note 8).

On December 1, 2020, the Company entered into an employment agreement with its Chief Executive Officer for a three-year term, for an annual compensation of $150,000. On December 22, 2020, the Company issued 1,000,000 shares of its common stock valued at $1,000 as an inducement (sign on bonus) to enter into the employment agreement (Note 8).